Advances to suppliers net	6 Months Ended
Mar. 31, 2024
Advances to suppliers net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Advances for raw materials purchase	$30,646,304	$39,098,283
Less: allowance for doubtful accounts	(1,402,103)	(54,217)
Advances to suppliers, net	$29,244,201	$39,044,066

The movement of allowance for doubtful accounts was as follows:

	March 31,	September 30,
	2024	2023
	(unaudited)
Balance as of beginning of period	$54,217	$261,518
Addition	1,349,917	-
Reversal	-	(207,668)
Translation adjustments	(2,031)	367
Balance as of end of period	$1,402,103	$54,217